Leases - Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases [Abstract]
Right of use assets	¥ 392,387		$ 57,830	¥ 878,649
Operating lease liabilities, current	326,432		48,110	785,968
Operating lease liabilities, noncurrent				48,033
Total operating lease liabilities	326,432			¥ 834,001
Operating cash payments for operating leases	¥ 513,138	¥ 1,327,231
Weighted average remaining lease term (years)	4 months 24 days	1 year 4 months 9 days	4 months 24 days
Weighted average discount rate	3.10%	3.10%	3.10%